Schedule of investments
Delaware Tax-Free Idaho Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.01%
Corporate Revenue Bonds — 2.99%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,283,450
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,010,080
		3,293,530
Education Revenue Bonds — 15.53%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	593,620
Series A 5.00% 4/1/48	1,000,000	1,212,110
Idaho Housing & Finance Association
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,059,440
Series A 144A 6.00% 7/1/39 #	370,000	428,974
Series A 144A 6.00% 7/1/49 #	595,000	680,496
Series A 144A 6.00% 7/1/54 #	570,000	649,891
(Idaho Arts Charter School Project)
Series A 5.00% 12/1/38	2,050,000	2,282,983
Series A 144A 5.00% 12/1/46 #	1,000,000	1,083,280
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	536,099
Series A 6.75% 7/1/48	529,151	576,462

(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,105,970
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,388,539
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,769,445
5.00% 4/1/40	190,000	238,509
5.00% 4/1/43	250,000	311,298
5.00% 4/1/44	250,000	310,610
University of Idaho
Series 2011 5.25% 4/1/41 •	1,670,000	1,693,530
Series A 5.00% 4/1/41	1,000,000	1,190,900
		17,112,156
Electric Revenue Bonds — 4.02%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,323,780
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Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	$1,166,460
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	56,250
Series AAA 5.25% 7/1/25 ‡	45,000	33,863
Series CCC 5.25% 7/1/27 ‡	345,000	259,612
Series WW 5.00% 7/1/28 ‡	320,000	240,000
Series XX 4.75% 7/1/26 ‡	50,000	37,225
Series XX 5.25% 7/1/40 ‡	135,000	101,588
Series XX 5.75% 7/1/36 ‡	175,000	132,562
Series ZZ 4.75% 7/1/27 ‡	40,000	29,800
Series ZZ 5.25% 7/1/24 ‡	60,000	45,150
		4,426,290
Healthcare Revenue Bonds — 9.55%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,518,993
(St. Luke's Health System Project)
Series A 5.00% 3/1/27	1,000,000	1,245,480
Series A 5.00% 3/1/37	500,000	615,230
Series A 5.00% 3/1/47	1,500,000	1,549,080
(Trinity Health Credit Group)
Series A 5.00% 12/1/47	390,000	470,223
Series ID 4.00% 12/1/43	1,000,000	1,146,060
Series ID 5.00% 12/1/46	750,000	894,712
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	985,091
Series A 5.25% 11/15/47	1,130,000	1,055,951
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33	1,020,000	1,039,635
		10,520,455
Housing Revenue Bonds — 4.17%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	759,711	820,328
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	1,665,000	1,791,290
Series A 3.25% 1/1/43 (GNMA)	820,000	882,902
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class II 4.375% 7/1/32	250,000	$250,358
Series C 3.00% 1/1/43 (FHA)	800,000	846,640
		4,591,518
Lease Revenue Bonds — 12.16%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	871,785
5.00% 12/15/32	750,000	867,638
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	650,000	789,939
4.00% 12/1/39	1,545,000	1,863,455
4.00% 12/1/42	1,300,000	1,547,793
4.00% 12/1/44	250,000	294,985

(Idaho Department of Fish & Game Nampa Regional Office Project) 5.00% 12/1/41	200,000	249,154
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	1,350,000	1,359,787
Series A 7.00% 2/1/36	1,500,000	1,510,035
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	539,044
Series A 4.50% 9/1/27	505,000	559,722
(Department of Health & Welfare Project)
Series A 5.00% 9/1/24	1,935,000	2,116,116
Series B 4.00% 9/1/48	750,000	824,932
		13,394,385
Local General Obligation Bonds — 19.18%
Ada & Boise Counties Independent School District Boise City
5.00% 8/1/33	1,010,000	1,246,996
5.00% 8/1/34	1,500,000	1,848,720
5.00% 8/1/35	1,160,000	1,426,719
5.00% 8/1/36	500,000	613,400
NQ-360 [11/20] 1/21 (1471953)    3

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,000,000	$1,242,130
Series B 5.00% 9/15/35	1,100,000	1,361,085
Canyon County School District No. 131 Nampa
(School Board Guaranteed) Series B 5.00% 8/15/23	1,295,000	1,448,367
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,731,589
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,816,878
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) Series B 5.00% 9/15/24	1,480,000	1,603,876
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	615,611
Series A 4.00% 9/15/37	1,000,000	1,151,420
Series C 5.00% 9/15/42	500,000	618,020
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,317,762
Series B 5.00% 8/15/26	500,000	630,470
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,232,100
Series B 5.00% 9/15/37	1,000,000	1,228,100
		21,133,243
Pre-Refunded Bonds — 8.14%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37-22 §	1,250,000	1,313,425
Series A 5.00% 4/1/42-22 §	1,350,000	1,436,427
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) 5.00% 9/15/33-23 §	1,000,000	1,132,690
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group)
Series D 4.50% 12/1/37-20 §	1,385,000	1,385,000
Series ID 5.00% 12/1/32-22 §	1,000,000	1,071,250
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40-22 §	250,000	271,010
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Nampa Development Corporation Revenue
(Library Square Project) 144A 5.00% 9/1/31-24 #, §	1,000,000	$1,195,960
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37-24 §	1,000,000	1,167,810
		8,973,572
Special Tax Revenue Bonds — 18.07%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	2,406,620	1,750,816
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	562,320
Series A 5.25% 1/1/36	1,410,000	1,459,999
Series B-1 5.00% 1/1/42	1,425,000	1,465,299
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,834,122
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,500,960
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	948,176
Series A-1 4.75% 7/1/53	3,485,000	3,786,209
Series A-1 5.00% 7/1/58	2,031,000	2,240,132
Series A-1 5.273% 7/1/46 ^	790,000	237,126
Series A-2 4.329% 7/1/40	730,000	780,341
Series A-2 4.784% 7/1/58	1,000,000	1,088,640
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29 (AGM)	250,000	254,807
		19,908,947
State General Obligation Bonds — 1.84%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	610,000	399,550
Series B 5.00% 7/1/35 ‡	145,000	105,669
Series B 5.75% 7/1/38 ‡	460,000	328,900
Series C 6.00% 7/1/39 ‡	465,000	335,381
(Public Improvement)
Series A 5.00% 7/1/24 ‡	210,000	152,775
Series A 5.00% 7/1/41 ‡	325,000	211,250
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Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.125% 7/1/37 ‡	150,000	$100,125
Series A 5.25% 7/1/34 ‡	175,000	127,969
Series A 5.375% 7/1/33 ‡	365,000	264,625
		2,026,244
Transportation Revenue Bonds — 2.11%
Boise City Airport Revenue
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,224,429
Idaho Housing & Finance Association
(Federal Highway Trust Fund) Series A 5.00% 7/15/31	80,000	105,138
		2,329,567
Water & Sewer Revenue Bonds — 1.25%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	433,666
5.00% 1/1/46	835,000	950,347
		1,384,013
Total Municipal Bonds (cost $103,218,757)		109,093,920
Number of shares
Short-Term Investments — 0.94%
Money Market Mutual Fund — 0.56%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.000%)	614,053	614,053
614,053
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(Unaudited)
	Principal amount°	Value (US $)
Variable Rate Demand Notes — 0.38%¤
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series C 0.09% 3/1/48 (LOC – US Bank N.A.)	425,000	$425,000
		425,000
Total Short-Term Investments (cost $1,039,053)		1,039,053
Total Value of Securities—99.95% (cost $104,257,810)		110,132,973
Receivables and Other Assets Net of Liabilities—0.05%		52,557
Net Assets Applicable to 9,481,938 Shares Outstanding—100.00%		$110,185,530
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $5,634,140, which represents 5.11% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2020.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
NQ-360 [11/20] 1/21 (1471953)    7

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
Summary of abbreviations: (continued)
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
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